Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations
Net operating revenue	$ 33,967	$ 27,488	$ 23,384
Cost of goods sold and services rendered	(21,039)	(17,650)	(18,751)
Gross Profit	12,928	9,838	4,633
Operating expenses
Selling and administrative expenses	(531)	(507)	(612)
Research and evaluation expenses	(340)	(319)	(395)
Pre operating and operational stoppage	(413)	(453)	(942)
Other operating expenses, net	(420)	(267)	(207)
Total	(1,704)	(1,546)	(2,156)
Impairment and other results on non-current assets	(294)	(1,240)	(8,708)
Operating income (loss)	10,930	7,052	(6,231)
Financial income	3,404	7,968	7,792
Financial expenses	(6,423)	(6,125)	(18,446)
Equity results in associates and joint ventures	98	309	(445)
Impairment and others results in associates and joint ventures	(180)	(1,220)	(349)
Income (loss) before income taxes	7,829	7,984	(17,679)
Income taxes
Current tax	(849)	(943)	(332)
Deferred tax	(646)	(1,838)	5,581
Total	(1,495)	(2,781)	5,249
Net income (loss) from continuing operations	6,334	5,203	(12,430)
Net income (loss) attributable to noncontrolling interests	21	(8)	(501)
Net income (loss) from continuing operations attributable to Vale's stockholders	6,313	5,211	(11,929)
Discontinued operations
Loss from discontinued operations	(813)	(1,227)	(190)
Net income (loss) attributable to noncontrolling interests	(7)	2	10
Loss from discontinued operations attributable to Vale's stockholders	(806)	(1,229)	(200)
Net income (loss)	5,521	3,976	(12,620)
Net income (loss) attributable to noncontrolling interests	14	(6)	(491)
Net income (loss) attributable to Vale's stockholders	$ 5,507	$ 3,982	$ (12,129)
Common share
Basic and diluted earnings (loss) per share (restated):
Basic and diluted earnings (loss) per share	$ 1.05	$ 0.77	$ (2.33)